N-4	Oct. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account No. 70
Entity Central Index Key	0001537470
Entity Investment Company Type	N-4
Document Period End Date	Oct. 31, 2025
Amendment Flag	false
Cik0001822818 [Member]
Prospectus:
Document Type	N-4
Entity Registrant Name	Equitable America Variable Account No.70A
Entity Central Index Key	0001822818
Entity Investment Company Type	N-4
Document Period End Date	Oct. 31, 2025
Amendment Flag	false
C000211598 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement updates certain information in the most recent statutory prospectuses, initial summary prospectuses, and updating summary prospectuses, and in any supplements thereto (collectively, the “Prospectus”). Unless otherwise indicated, all other information included in your Prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.
Portfolio Companies [Table Text Block]

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	Nomura VIP High Income Series — Delaware Management Company	0.97%	6.19%	3.51%	4.13%

C000211598 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000223240 [Member] | Cik0001822818 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement updates certain information in the most recent statutory prospectuses, initial summary prospectuses, and updating summary prospectuses, and in any supplements thereto (collectively, the “Prospectus”). Unless otherwise indicated, all other information included in your Prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.
Portfolio Companies [Table Text Block]

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	Nomura VIP High Income Series — Delaware Management Company	0.97%	6.19%	3.51%	4.13%

C000223240 [Member] | Nomura VIP High Income Series [Member] | Cik0001822818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%